Investments in Joint Ventures - Schedule of financial position of the joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Real estate properties, at fair value	$ 16,681.2	$ 15,494.7
Other assets	684.9	696.0
Total assets	17,366.1	16,190.7
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	5,187.3	4,959.6
Other liabilities	240.7	250.0
Total liabilities	5,428.0	5,209.6
Total equity	11,938.1	10,981.1
Total liabilities and equity	$ 17,366.1	$ 16,190.7